RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Related Party Transactions [Abstract]
Amount due to shareholders description	Amounts due to shareholders are unsecured, with interest of 3% to 8% per annum accrue on a daily basis and tenure of 6 months, until the successful uplisting or terms mutually between the parties
Amounts due to shareholders	$ 2,436,407	$ 1,202,692